Revenue Recognition - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 443,458	$ 457,109	$ 433,460
Recurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	223,405	192,578	165,265
Nonrecurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 220,053	$ 264,531	$ 268,195